Bankers acceptance notes payable (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Minimum Percentage Of Balances Of Bankers Acceptance To Maintain Deposits	50.00%
Proceeds from Notes Payable	$ 14,325,520	$ 20,032,361
Restricted Cash and Cash Equivalents	3,583,800	3,598,299
Notes Payable to Banks [Member]
Interest Expense, Debt	296,170	395,820
Vendors For Payment Of Goods [Member]
Proceeds from Notes Payable	4,887,000
Fund Working Capital [Member]
Proceeds from Notes Payable	$ 9,145,650	$ 19,636,541